Share-based payments - Warrants (Details)						9 Months Ended
	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares shares	May 31, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares shares
Share-based payments
Exercise price of warrants | (per share)	$ 4.21	$ 4.21	$ 4.21	$ 8.00	$ 12.50	$ 4.21	$ 5.64	$ 5.67	$ 5.63	$ 10.30	$ 16.53
Number of warrants outstanding					151,800						151,800
Weighted average remaining contractual life (years)					3 years 3 months
Warrants term	3 years	3 years	3 years	4 years	5 years	3 years